Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Addresses [Line Items]
Entity Registrant Name	FLY LEASING LIMITED
Entity Central Index Key	0001407298
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33701
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	West Pier Business Campus
Entity Address, Address Line Two	Dun Laoghaire
Entity Address, City or Town	County Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	A96 N6T7
Title of 12(b) Security	American Depositary Shares
Trading Symbol	FLY
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	30,481,069
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	West Pier Business Campus
Entity Address, Address Line Two	Dun Laoghaire
Entity Address, City or Town	County Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	A96 N6T7
Contact Personnel Name	Vincent Cannon
City Area Code	353
Local Phone Number	1 231 1900